UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526
Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
One Beacon Street, Boston MA	02108

(Address of principal executive offices)	(Zip code)
3435 Stelzer Road, Columbus, OH	43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31
Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
December 31, 2015 (Unaudited)

COMMON STOCKS (78.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (9.8%)
Advance Auto Parts, Inc.	4,000	602,040
Autoliv, Inc.	25,000	3,119,250
Comcast Corp., Class A	125,000	7,053,750
Dollar General Corp.	25,000	1,796,750
Johnson Controls, Inc.	25,000	987,250
NIKE, Inc., Class B	140,000	8,750,000
Nordstrom, Inc.	40,000	1,992,400
Omnicom Group, Inc.	75,000	5,674,500
Ross Stores, Inc.	80,000	4,304,800

		34,280,740

Consumer Staples (8.1%)
Church & Dwight Co., Inc.	35,000	2,970,800
Colgate-Palmolive Co.	20,000	1,332,400
Costco Wholesale Corp.	35,000	5,652,500
CVS Health Corp.	30,000	2,933,100
Diageo PLC, Sponsored ADR	20,000	2,181,400
McCormick & Co., Inc.	25,000	2,139,000
PepsiCo, Inc.	40,000	3,996,800
Procter & Gamble Co.	35,000	2,779,350
Reckitt Benckiser Group PLC, Sponsored ADR	150,000	2,811,000
Sysco Corp.	35,000	1,435,000

		28,231,350

Energy (4.0%)
Chevron Corp.	30,000	2,698,800
ConocoPhillips	40,000	1,867,600
Exxon Mobil Corp.	90,002	7,015,656
Schlumberger Ltd.	35,000	2,441,250

		14,023,306

Financials (13.9%)
American Express Co.	35,000	2,434,250
BB&T Corp.	25,000	945,250
Berkshire Hathaway, Inc. (a)	30,000	3,961,200
Chubb Corp.	70,000	9,284,800
Cincinnati Financial Corp.	90,000	5,325,300
Comerica, Inc.	40,000	1,673,200
Commerce Bancshares, Inc.	28,940	1,231,108
JPMorgan Chase & Co.	100,000	6,603,000
M&T Bank Corp.	10,000	1,211,800
Northern Trust Corp.	22,500	1,622,025
PNC Financial Services Group, Inc.	45,000	4,288,950
State Street Corp.	25,000	1,659,000
T. Rowe Price Group, Inc.	75,000	5,361,750
U.S. Bancorp	75,000	3,200,250

		48,801,883

Health Care (13.5%)
Becton, Dickinson & Co.	50,000	7,704,500
C.R. Bard, Inc.	35,000	6,630,400
DENTSPLY International, Inc.	50,000	3,042,500
Edwards Lifesciences Corp. (a)	50,000	3,949,000
Express Scripts Holding Co. (a)	75,000	6,555,750
Johnson & Johnson, Inc.	60,000	6,163,200
Medtronic PLC	50,000	3,846,000
Merck & Co., Inc.	35,000	1,848,700
Mettler-Toledo International, Inc. (a)	7,500	2,543,475
St. Jude Medical, Inc.	20,000	1,235,400
Stryker Corp.	25,000	2,323,500
Varian Medical Systems, Inc. (a)	20,000	1,616,000

		47,458,425

Industrials (11.3%)
3M Co.	35,000	5,272,400
Donaldson Co., Inc.	50,000	1,433,000
Emerson Electric Co.	40,000	1,913,200
Hubbell, Inc. (a)	40,000	4,041,600
Illinois Tool Works, Inc.	50,000	4,634,000
Precision Castparts Corp.	20,000	4,640,200
Rockwell Collins, Inc.	55,000	5,076,500
Union Pacific Corp.	35,000	2,737,000
United Parcel Service, Inc., Class B	50,000	4,811,500
W.W. Grainger, Inc.	25,000	5,064,750

		39,624,150

Information Technology (14.4%)
Accenture PLC, Class A	70,000	7,315,000
Alphabet, Inc., Class A (a)	2,000	1,556,020
Alphabet, Inc., Class C (a)	7,505	5,695,394
Apple, Inc.	75,000	7,894,500
Automatic Data Processing, Inc.	70,000	5,930,400
CDK Global, Inc.	10,000	474,700
EMC Corp.	75,000	1,926,000
Intel Corp.	25,000	861,250
Microsoft Corp.	150,000	8,322,000
Oracle Corp.	125,000	4,566,250
Visa, Inc.	75,000	5,816,250

		50,357,764

Materials (1.9%)
Air Products & Chemicals, Inc.	22,500	2,927,475
AptarGroup, Inc.	30,000	2,179,500
PPG Industries, Inc.	15,000	1,482,300

		6,589,275

Utilities (1.1%)
Consolidated Edison, Inc.	30,000	1,928,100
Eversource Energy	35,000	1,787,450

		3,715,550

TOTAL COMMON STOCKS (Cost $148,395,487)		273,082,443

CORPORATE BONDS (2.7%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	515,289

Financials (1.9%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	214,280
American Express Co., 2.65%, 12/2/22	1,926,000	1,868,765
American Express Co., 7.00%, 3/19/18	1,500,000	1,664,349
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,080,318
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,515,618
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	610,227

		6,953,557

Health Care (0.3%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,009,742

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	311,284

Information Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	750,000	818,612

TOTAL CORPORATE BONDS (Cost $9,009,096)		9,608,484

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
December 31, 2015 (Unaudited)

MUNICIPAL BONDS (1.7%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,069,520

Illinois (0.4%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 2/18/16 @ 100	600,000	600,816
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	511,045
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	253,385

		1,365,246

Massachusetts (0.6%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	528,733
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, Callable 12/15/19 @ 100	1,500,000	1,730,070

		2,258,803

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	278,303

Wisconsin (0.3%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Prerefunded 5/1/18 @ 100	200,000	218,488
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Prerefunded 5/1/18 @ 100	750,000	829,740

		1,048,228

TOTAL MUNICIPAL BONDS (Cost $5,808,448)		6,020,100

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.7%)
	Shares or
	Principal
Security Description	Amount ($)	Fair Value ($)

Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	11,895,070
2.85%, 3/2/28	2,000,000	1,958,438
2.95%, 1/27/25	2,000,000	2,068,008
3.14%, 12/5/29	2,500,000	2,472,763
3.39%, 2/1/28	2,000,000	2,055,458
3.85%, 12/26/25	2,770,000	3,036,795

		23,486,532

Federal Home Loan Bank
2.50%, 12/10/27	1,500,000	1,409,516
2.63%, 6/11/27	1,500,000	1,455,570
2.88%, 9/13/24	2,500,000	2,555,918
3.50%, 9/24/29	2,000,000	2,068,036
4.13%, 12/13/19	2,000,000	2,175,386

		9,664,426

U.S. Treasury Note
2.38%, 6/30/18	7,000,000	7,206,717
2.75%, 2/15/24	17,500,000	18,231,097

		25,437,814

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,690,728)		58,588,772

INVESTMENT COMPANIES (0.6%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	2,166,399	2,166,399

TOTAL INVESTMENT COMPANIES (Cost $2,166,399)		2,166,399

Total Investments (Cost $223,070,158)(c) — 99.7%		349,466,198
Other assets in excess of liabilities — 0.3%		1,199,696

NET ASSETS — 100.0%		$350,665,894

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Equity Fund
December 31, 2015 (Unaudited)

COMMON STOCKS (98.2%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (10.3%)
Advance Auto Parts, Inc.	6,000	903,060
Autoliv, Inc.	10,000	1,247,700
Comcast Corp., Class A	50,000	2,821,500
Johnson Controls, Inc.	10,000	394,900
NIKE, Inc., Class B	30,000	1,875,000
Nordstrom, Inc.	20,000	996,200
Omnicom Group, Inc.	30,000	2,269,800
Ross Stores, Inc.	10,000	538,100

		11,046,260

Consumer Staples (11.5%)
Church & Dwight Co., Inc.	15,000	1,273,200
Colgate-Palmolive Co.	10,000	666,200
Costco Wholesale Corp.	15,000	2,422,500
CVS Health Corp.	15,000	1,466,550
Diageo PLC, Sponsored ADR	10,000	1,090,700
McCormick & Co., Inc.	7,000	598,920
PepsiCo, Inc.	12,500	1,249,000
Procter & Gamble Co.	12,500	992,625
Reckitt Benckiser Group PLC,
Sponsored ADR	80,000	1,499,200
Sysco Corp.	25,000	1,025,000

		12,283,895

Energy (5.0%)
Chevron Corp.	10,000	899,600
ConocoPhillips	15,000	700,350
Exxon Mobil Corp.	35,000	2,728,250
Schlumberger Ltd.	15,000	1,046,250

		5,374,450

Financials (17.8%)
American Express Co.	12,500	869,375
BB&T Corp.	25,000	945,250
Berkshire Hathaway, Inc. (a)	15,000	1,980,600
Chubb Corp.	22,500	2,984,400
Cincinnati Financial Corp.	30,000	1,775,100
Commerce Bancshares, Inc.	8,681	369,290
JPMorgan Chase & Co.	35,000	2,311,050
M&T Bank Corp.	5,000	605,900
Northern Trust Corp.	10,000	720,900
PNC Financial Services Group, Inc.	20,000	1,906,200
State Street Corp.	15,000	995,400
T. Rowe Price Group, Inc.	30,000	2,144,700
U.S. Bancorp	32,500	1,386,775

		18,994,940

Health Care (18.0%)
Becton, Dickinson & Co.	17,000	2,619,530
C.R. Bard, Inc.	14,000	2,652,160
DENTSPLY International, Inc.	25,000	1,521,250
Edwards Lifesciences Corp. (a)	10,000	789,800
Express Scripts Holding Co. (a)	32,500	2,840,825
Johnson & Johnson, Inc.	30,000	3,081,600
Medtronic PLC	25,000	1,923,000
Merck & Co., Inc.	25,000	1,320,500
Mettler-Toledo International, Inc. (a)	1,500	508,695
St. Jude Medical, Inc.	5,000	308,850
Stryker Corp.	12,000	1,115,280
Varian Medical Systems, Inc. (a)	7,500	606,000

		19,287,490

Industrials (13.0%)
3M Co.	9,000	1,355,760
Deere & Co.	5,000	381,350
Donaldson Co., Inc.	10,000	286,600
Hubbell, Inc. (a)	12,500	1,263,000
Illinois Tool Works, Inc.	20,000	1,853,600
Precision Castparts Corp.	10,000	2,320,100
Rockwell Collins, Inc.	15,000	1,384,500
Union Pacific Corp.	20,000	1,564,000
United Parcel Service, Inc., Class B	12,500	1,202,875
W.W. Grainger, Inc.	11,500	2,329,785

		13,941,570

Information Technology (17.9%)
Accenture PLC, Class A	25,000	2,612,500
Alphabet, Inc., Class A (a)	750	583,508
Alphabet, Inc., Class C (a)	3,504	2,659,116
Apple, Inc.	32,500	3,420,950
Automatic Data Processing, Inc.	20,000	1,694,400
CDK Global, Inc.	6,666	316,435
EMC Corp.	10,000	256,800
Microsoft Corp.	55,000	3,051,400
Oracle Corp.	50,000	1,826,500
Visa, Inc.	35,000	2,714,249

		19,135,858

Materials (2.8%)
Air Products & Chemicals, Inc.	7,500	975,825
AptarGroup, Inc.	10,000	726,500
PPG Industries, Inc.	12,500	1,235,250

		2,937,575

Utilities (1.9%)
Consolidated Edison, Inc.	15,000	964,050
Eversource Energy	20,000	1,021,400

		1,985,450

TOTAL COMMON STOCKS (Cost $60,540,519)		104,987,488

INVESTMENT COMPANIES (1.6%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,714,843	1,714,843

TOTAL INVESTMENT COMPANIES (Cost $1,714,843)		1,714,843

Total Investments (Cost $62,255,362)(c) — 99.8%		106,702,331
Other assets in excess of liabilities — 0.2%		210,904

NET ASSETS — 100.0%		$106,913,235

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Midcap Fund
December 31, 2015 (Unaudited)

COMMON STOCKS (97.8%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (15.9%)
Advance Auto Parts, Inc.	4,250	639,668
Autoliv, Inc.	4,250	530,273
Dollar General Corp.	7,725	555,195
Hasbro, Inc.	9,000	606,240
LKQ Corp. (a)	14,000	414,820
Nordstrom, Inc.	10,500	523,005
Omnicom Group, Inc.	12,200	923,052
O’Reilly Automotive, Inc. (a)	2,650	671,563
Ross Stores, Inc.	16,500	887,864
Sally Beauty Holdings, Inc. (a)	21,000	585,690
Service Corp. International	24,000	624,480
Williams Sonoma, Inc.	6,000	350,460

		7,312,310

Consumer Staples (8.0%)
Brown-Forman Corp., Class B	6,700	665,176
Campbell Soup Co.	9,000	472,950
Church & Dwight Co., Inc.	11,550	980,364
McCormick & Co., Inc.	8,250	705,870
The Hershey Co.	5,050	450,814
Whole Foods Market, Inc.	12,000	402,000

		3,677,174

Energy (3.0%)
Cabot Oil & Gas Corp.	9,250	163,633
Dril-Quip, Inc. (a)	6,500	384,995
Energen Corp.	5,000	204,950
FMC Technologies, Inc. (a)	9,800	284,298
Oceaneering International, Inc.	8,675	325,486

		1,363,362

Financials (18.6%)
BOK Financial Corp.	5,425	324,361
Brown & Brown, Inc.	14,500	465,450
Cincinnati Financial Corp.	13,000	769,210
Commerce Bancshares, Inc.	8,747	372,097
Cullen/Frost Bankers, Inc.	6,450	387,000
Digital Realty Trust, Inc. (REIT)	5,500	415,910
Discover Financial Services	8,325	446,387
East West Bancorp, Inc.	9,550	396,898
Eaton Vance Corp.	11,550	374,567
FactSet Research Systems, Inc.	4,000	650,280
Jones Lang LaSalle, Inc.	4,025	643,437
M&T Bank Corp.	3,450	418,070
Moody’s Corp.	4,500	451,530
Northern Trust Corp.	10,000	720,900
SEI Investments Co.	11,000	576,400
Signature Bank (a)	2,600	398,762
T. Rowe Price Group, Inc.	10,825	773,878

		8,585,137

Health Care (13.1%)
C.R. Bard, Inc.	4,100	776,704
DENTSPLY International, Inc.	7,500	456,375
Laboratory Corp. of America Holdings (a)	4,250	525,470
MEDNAX, Inc. (a)	5,375	385,173
Mettler-Toledo International, Inc. (a)	2,000	678,260
Quintiles Transnational Holdings, Inc. (a)	6,400	439,424
ResMed, Inc.	5,400	289,926
St. Jude Medical, Inc.	9,000	555,930
The Cooper Companies, Inc.	4,500	603,900
Varian Medical Systems, Inc. (a)	3,800	307,040
Waters Corp. (a)	4,500	605,610
Zimmer Biomet Holdings, Inc.	4,300	441,137

		6,064,949

Industrials (13.2%)
AMETEK, Inc.	12,100	648,439
C.H. Robinson Worldwide, Inc.	3,000	186,060
Donaldson Co., Inc.	17,000	487,220
Hubbell, Inc. (a)	6,000	606,240
IDEX Corp.	6,350	486,474
Kansas City Southern	5,500	410,685
Lincoln Electric Holdings, Inc.	8,000	415,120
Nordson Corp.	6,500	416,975
Rockwell Collins, Inc.	5,500	507,650
Sensata Technologies Holding NV (a)	10,000	460,600
W.W. Grainger, Inc.	3,750	759,713
Wabtec Corp.	9,750	693,419

		6,078,595

Information Technology (14.2%)
Amdocs Ltd.	11,500	627,554
Amphenol Corp., Class A	12,675	662,015
Check Point Software Technologies Ltd. (a)	7,000	569,660
Citrix Systems, Inc. (a)	7,050	533,333
DST Systems, Inc.	2,975	339,329
F5 Networks, Inc. (a)	5,625	545,400
Fiserv, Inc. (a)	3,625	331,543
IPG Photonics Corp. (a)	5,075	452,487
Juniper Networks, Inc.	15,500	427,800
NetApp, Inc.	10,525	279,228
Paychex, Inc.	9,650	510,389
Syntel, Inc. (a)	12,050	545,262
Teradata Corp. (a)	11,025	291,281
The Western Union Co.	23,575	422,228

		6,537,509

Materials (6.1%)
AptarGroup, Inc.	10,500	762,825
Avery Dennison Corp.	10,525	659,497
Ball Corp.	8,125	590,931
International Flavors & Fragrances, Inc.	6,625	792,615

		2,805,868

Utilities (5.7%)
American Water Works Co., Inc.	5,950	355,513
Consolidated Edison, Inc.	5,600	359,912
Edison International	5,000	296,050
Eversource Energy	9,391	479,598
ONE Gas, Inc.	8,425	422,682
Questar Corp.	17,575	342,361
WEC Energy Group, Inc.	7,500	384,825

		2,640,941

TOTAL COMMON STOCKS (Cost $30,446,600)		45,065,845

INVESTMENT COMPANIES (2.2%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,010,673	1,010,673

TOTAL INVESTMENT COMPANIES (Cost $1,010,673)		1,010,673

Total Investments (Cost $31,457,273)(c) — 100.0%		46,076,518
Other assets in excess of liabilities — 0.0%		4,459

INVESTMENT COMPANIES, CONTINUED
Security Description	Shares	Fair Value ($)
NET ASSETS — 100.0%		$46,080,977

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
December 31, 2015 (Unaudited)

COMMON STOCKS (98.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.4%)
Big Lots, Inc.	1,200	46,248
Cheesecake Factory, Inc.	1,100	50,721
Choice Hotels International, Inc.	1,000	50,410
Dorman Products, Inc. (a)	1,050	49,844
DSW, Inc., Class A	1,325	31,615
Fossil Group, Inc. (a)	800	29,248
Gentherm, Inc. (a)	800	37,920
Interval Leisure Group, Inc.	1,300	20,293
Sally Beauty Holdings, Inc. (a)	1,700	47,412
Service Corp. International	3,100	80,662
Tenneco, Inc. (a)	800	36,728
Texas Roadhouse, Inc.	2,000	71,539
The Cato Corp., Class A	1,000	36,820
Tupperware Brands Corp.	350	19,478
Vitamin Shoppe, Inc. (a)	1,300	42,510
Williams Sonoma, Inc.	450	26,285
Wolverine World Wide, Inc.	1,350	22,559

		700,292

Consumer Staples (2.2%)
Flowers Foods, Inc.	2,700	58,023
Sanderson Farms, Inc.	350	27,132
United Natural Foods, Inc. (a)	800	31,488

		116,643

Energy (2.8%)
Dril-Quip, Inc. (a)	325	19,250
FMC Technologies, Inc. (a)	1,200	34,812
Forum Energy Technologies, Inc. (a)	2,700	33,642
Oceaneering International, Inc.	850	31,892
RPC, Inc.	2,225	26,589

		146,185

Financials (24.8%)
Artisan Partners Asset Management, Inc.	950	34,257
Bank of Hawaii Corp.	1,000	62,900
BOK Financial Corp.	400	23,916
Brown & Brown, Inc.	1,300	41,730
Cincinnati Financial Corp.	950	56,211
Cohen & Steers, Inc.	1,300	39,624
Commerce Bancshares, Inc.	1,204	51,218
CoreSite Realty Corp. (REIT)	1,200	68,064
Cullen/Frost Bankers, Inc.	350	21,000
Digital Realty Trust, Inc. (REIT)	900	68,058
East West Bancorp, Inc.	1,575	65,457
Eaton Vance Corp.	2,100	68,103
Encore Capital Group, Inc. (a)	1,500	43,620
Everest Re Group Ltd.	175	32,041
FactSet Research Systems, Inc.	350	56,900
Horace Mann Educators Corp.	950	31,521
Jones Lang LaSalle, Inc.	600	95,916
MarketAxess Holdings, Inc.	375	41,846
National Health Investors, Inc.	725	44,131
SEI Investments Co.	1,450	75,980
Signature Bank (a)	500	76,684
SVB Financial Group (a)	475	56,478
Tanger Factory Outlet Centers, Inc. (REIT)	2,100	68,670
Texas Capital Bancshares, Inc. (a)	600	29,652
UMB Financial Corp.	800	37,240

		1,291,217

Health Care (13.6%)
Air Methods Corp. (a)	900	37,737
Anika Therapeutics, Inc. (a)	1,000	38,160
Bruker Corp. (a)	2,100	50,967
Chemed Corp.	200	29,960
DENTSPLY International, Inc.	1,075	65,413
Haemonetics Corp. (a)	850	27,404
Masimo Corp. (a)	900	37,359
MEDNAX, Inc. (a)	850	60,911
Mettler-Toledo International, Inc. (a)	250	84,783
Owens & Minor, Inc.	800	28,784
Quintiles Transnational Holdings, Inc. (a)	750	51,495
ResMed, Inc.	500	26,845
STERIS PLC	700	52,738
The Cooper Companies, Inc.	375	50,325
Varian Medical Systems, Inc. (a)	500	40,400
West Pharmaceutical Services, Inc.	400	24,088

		707,369

Industrials (14.6%)
Applied Industrial Technologies, Inc.	1,000	40,490
Chart Industries, Inc. (a)	750	13,470
CLARCOR, Inc.	750	37,260
Donaldson Co., Inc.	1,750	50,155
Franklin Electric Co., Inc.	950	25,679
Genesee & Wyoming, Inc., Class A (a)	600	32,214
Hub Group, Inc., Class A (a)	850	28,008
Hubbell, Inc. (a)	625	63,150
IDEX Corp.	500	38,305
Lincoln Electric Holdings, Inc.	800	41,512
Lindsay Corp.	325	23,530
Nordson Corp.	800	51,319
Sensata Technologies Holding NV (a)	800	36,848
The Middleby Corp. (a)	650	70,115
The Toro Co.	625	45,669
UniFirst Corp.	600	62,520
Valmont Industries, Inc.	325	34,457
Wabtec Corp.	700	49,784
Watts Water Technologies, Inc., Class A	375	18,626

		763,111

Information Technology (16.8%)
Amdocs Ltd.	950	51,842
Coherent, Inc. (a)	350	22,789
CommVault Systems, Inc. (a)	750	29,513
DST Systems, Inc.	350	39,921
ExlService Holdings, Inc. (a)	800	35,944
F5 Networks, Inc. (a)	650	63,024
InterDigital, Inc.	650	31,876
IPG Photonics Corp. (a)	1,050	93,618
NetApp, Inc.	800	21,224
NETGEAR, Inc. (a)	1,000	41,910
Plantronics, Inc.	1,050	49,791
Polycom, Inc. (a)	3,000	37,770
Power Integrations, Inc.	475	23,099
Synaptics, Inc. (a)	400	32,136
Syntel, Inc. (a)	1,800	81,449
Tech Data Corp. (a)	550	36,509
Teradata Corp. (a)	1,900	50,198
The Western Union Co.	2,700	48,357
Ubiquiti Networks, Inc. (a)	1,075	34,067
WEX, Inc. (a)	550	48,620

		873,657

Materials (5.4%)
AptarGroup, Inc.	975	70,834
Avery Dennison Corp.	425	26,631
Calgon Carbon Corp.	2,800	48,300
International Flavors & Fragrances, Inc.	425	50,846

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
December 31, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Materials, continued
Minerals Technologies, Inc.	950	43,567
Silgan Holdings, Inc.	800	42,976

		283,154

Utilities (4.5%)
American States Water Co.	1,050	44,048
American Water Works Co., Inc.	700	41,825
New Jersey Resources Corp.	900	29,664
ONE Gas, Inc.	1,325	66,475
Questar Corp.	2,600	50,648

		232,660

TOTAL COMMON STOCKS (Cost $4,567,508)		5,114,288

INVESTMENT COMPANIES (1.9%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	96,679	96,679

TOTAL INVESTMENT COMPANIES (Cost $96,679)		96,679

Total Investments (Cost $4,664,187)(c) — 100.0%		5,210,967
Other assets in excess of liabilities — 0.0%		1,110

NET ASSETS — 100.0%		$5,212,077

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Small Cap Fund December 31, 2015 (Unaudited)

COMMON STOCKS (99.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.8%)
Big Lots, Inc.	87,000	3,352,980
Cheesecake Factory, Inc.	84,000	3,873,240
Choice Hotels International, Inc.	66,000	3,327,060
Dorman Products, Inc. (a)	89,000	4,224,830
DSW, Inc., Class A	116,000	2,767,760
Fossil Group, Inc. (a)	50,000	1,828,000
Gentherm, Inc. (a)	72,000	3,412,800
Hibbett Sports, Inc. (a)	51,000	1,542,240
Interval Leisure Group, Inc.	124,000	1,935,640
Sally Beauty Holdings, Inc. (a)	150,000	4,183,500
Sotheby’s	50,000	1,288,000
Tenneco, Inc. (a)	69,000	3,167,790
Texas Roadhouse, Inc.	106,000	3,791,620
The Cato Corp., Class A	69,000	2,540,580
Tumi Holdings, Inc. (a)	130,000	2,161,900
Tupperware Brands Corp.	35,000	1,947,750
Urban Outfitters, Inc. (a)	20,000	455,000
Vitamin Shoppe, Inc. (a)	75,000	2,452,500
Wolverine World Wide, Inc.	89,000	1,487,190

		49,740,380

Consumer Staples (1.6%)
Darling Ingredients, Inc. (a)	90,000	946,800
Sanderson Farms, Inc.	23,000	1,782,960
United Natural Foods, Inc. (a)	68,000	2,676,480

		5,406,240

Energy (3.1%)
Dril-Quip, Inc. (a)	45,000	2,665,350
Forum Energy Technologies, Inc. (a)	194,000	2,417,240
Natural Gas Services Group, Inc. (a)	86,000	1,917,800
Oceaneering International, Inc.	47,000	1,763,440
RPC, Inc.	144,000	1,720,800

		10,484,630

Financials (24.4%)
Artisan Partners Asset Management, Inc.	80,000	2,884,800
Bank of Hawaii Corp.	106,000	6,667,400
BBCN Bancorp, Inc.	235,000	4,046,700
Cohen & Steers, Inc.	106,000	3,230,880
Commerce Bancshares, Inc.	95,000	4,041,300
CoreSite Realty Corp. (REIT)	106,000	6,012,320
Dime Community Bancshares, Inc.	109,000	1,906,410
DuPont Fabros Technology, Inc. (REIT)	167,000	5,308,930
Eagle Bancorp, Inc. (a)	60,000	3,028,200
Eaton Vance Corp.	117,000	3,794,310
Encore Capital Group, Inc. (a)	131,000	3,809,480
First NBC Bank Holding Co. (a)	71,000	2,654,690
Greenhill & Co., Inc.	43,000	1,230,230
HFF, Inc., Class A	60,000	1,864,200
Horace Mann Educators Corp.	66,000	2,189,880
Independent Bank Corp.	71,000	3,302,920
Infinity Property & Casualty Corp.	32,000	2,631,360
Lakeland Financial Corp.	27,000	1,258,740
LPL Financial Holdings, Inc.	38,000	1,620,700
MarketAxess Holdings, Inc.	25,000	2,789,750
National Health Investors, Inc.	47,000	2,860,890
Tanger Factory Outlet Centers, Inc. (REIT)	155,000	5,068,500
Texas Capital Bancshares, Inc. (a)	48,000	2,372,160
Tompkins Financial Corp.	30,000	1,684,800
Trustmark Corp.	88,000	2,027,520
UMB Financial Corp.	71,000	3,305,050

		81,592,120

Health Care (15.0%)
Air Methods Corp. (a)	83,000	3,480,190
Anika Therapeutics, Inc. (a)	79,000	3,014,640
Atrion Corp.	5,500	2,096,600
Bio-Techne Corp.	18,000	1,620,000
Bruker Corp. (a)	179,000	4,344,330
Cantel Medical Corp.	26,000	1,615,640
Chemed Corp.	23,000	3,445,400
Computer Programs & Systems, Inc.	64,000	3,184,000
CorVel Corp. (a)	30,000	1,317,600
Ensign Group, Inc.	146,000	3,303,980
Haemonetics Corp. (a)	90,000	2,901,600
Masimo Corp. (a)	106,000	4,400,060
Meridian Bioscience, Inc.	166,000	3,406,320
Owens & Minor, Inc.	149,000	5,361,020
U.S. Physical Therapy, Inc.	66,000	3,542,880
West Pharmaceutical Services, Inc.	56,000	3,372,320

		50,406,580

Industrials (13.3%)
Applied Industrial Technologies, Inc.	83,000	3,360,670
Chart Industries, Inc. (a)	75,000	1,347,000
CLARCOR, Inc.	87,000	4,322,160
Franklin Electric Co., Inc.	125,000	3,378,750
Genesee & Wyoming, Inc., Class A (a)	23,000	1,234,870
Herman Miller, Inc.	93,000	2,669,100
Hub Group, Inc., Class A (a)	90,000	2,965,500
Lincoln Electric Holdings, Inc.	48,000	2,490,720
Lindsay Corp.	30,000	2,172,000
Team, Inc. (a)	67,000	2,141,320
Tennant Co.	79,000	4,444,540
The Toro Co.	39,000	2,849,730
UniFirst Corp.	54,000	5,626,800
Valmont Industries, Inc.	29,000	3,074,580
Watts Water Technologies, Inc., Class A	55,000	2,731,850

		44,809,590

Information Technology (17.8%)
Coherent, Inc. (a)	36,000	2,343,960
CommVault Systems, Inc. (a)	67,000	2,636,450
DHI Group, Inc. (a)	264,000	2,420,880
DST Systems, Inc.	22,200	2,532,132
ExlService Holdings, Inc. (a)	89,000	3,998,770
InterDigital, Inc.	53,000	2,599,120
IPG Photonics Corp. (a)	54,000	4,814,640
NETGEAR, Inc. (a)	63,000	2,640,330
NIC, Inc.	138,000	2,715,840
Plantronics, Inc.	104,000	4,931,680
Polycom, Inc. (a)	237,000	2,983,830
Power Integrations, Inc.	69,000	3,355,470
Synaptics, Inc. (a)	44,000	3,534,960
Syntel, Inc. (a)	113,000	5,113,250
Tech Data Corp. (a)	50,000	3,319,000
Teradata Corp. (a)	120,000	3,170,400
Ubiquiti Networks, Inc. (a)	69,000	2,186,610
WEX, Inc. (a)	50,000	4,420,000

		59,717,322

Materials (4.6%)
AptarGroup, Inc.	57,000	4,141,050
Calgon Carbon Corp.	160,000	2,760,000
Minerals Technologies, Inc.	62,000	2,843,320

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Boston Trust Small Cap Fund December 31, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Materials, continued
Quaker Chemical Corp.	38,000	2,935,880
Silgan Holdings, Inc.	53,000	2,847,160

		15,527,410

Utilities (4.8%)
American States Water Co.	79,000	3,314,050
New Jersey Resources Corp.	91,000	2,999,360
ONE Gas, Inc.	116,000	5,819,720
Questar Corp.	198,000	3,857,040

		15,990,170

TOTAL COMMON STOCKS (Cost $301,361,472)		333,674,442

INVESTMENT COMPANIES (0.8%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	2,802,954	2,802,954

TOTAL INVESTMENT COMPANIES (Cost $2,802,954)		2,802,954

Total Investments (Cost $304,164,426)(c) — 100.2%		336,477,396
Liabilities in excess of other assets — (0.2)%		(561,982)

NET ASSETS — 100.0%		$335,915,414

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Asset Management Fund December 31, 2015 (Unaudited)

COMMON STOCKS (73.3%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (9.6%)
Advance Auto Parts, Inc.	4,500	677,295
Autoliv, Inc.	4,000	499,080
Dollar General Corp.	9,500	682,765
McDonald’s Corp.	6,500	767,910
NIKE, Inc., Class B	23,600	1,475,000
Nordstrom, Inc.	11,000	547,910
Omnicom Group, Inc.	13,000	983,580
Ross Stores, Inc.	22,000	1,183,820
The Home Depot, Inc.	2,000	264,500
Time Warner Cable, Inc.	5,000	927,950

		8,009,810

Consumer Staples (9.5%)
Church & Dwight Co., Inc.	6,000	509,280
Colgate-Palmolive Co.	15,000	999,300
Costco Wholesale Corp.	9,200	1,485,800
CVS Health Corp.	7,500	733,275
General Mills, Inc.	19,000	1,095,540
PepsiCo, Inc.	12,500	1,249,000
Procter & Gamble Co.	11,000	873,510
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	974,480

		7,920,185

Energy (2.8%)
Apache Corp.	11,500	511,405
ConocoPhillips	23,500	1,097,215
Oceaneering International, Inc.	18,500	694,120

		2,302,740

Financials (11.8%)
ACE Ltd.	4,000	467,400
American Express Co.	10,000	695,500
Chubb Corp.	7,500	994,800
Cincinnati Financial Corp.	20,000	1,183,400
Comerica, Inc.	13,000	543,790
Commerce Bancshares, Inc.	14,700	625,338
JPMorgan Chase & Co.	13,000	858,390
PNC Financial Services Group, Inc.	9,000	857,790
State Street Corp.	10,000	663,600
T. Rowe Price Group, Inc.	16,000	1,143,840
U.S. Bancorp	21,000	896,070
Wells Fargo & Co.	16,500	896,940

		9,826,858

Health Care (12.0%)
Abbott Laboratories	20,000	898,200
Becton, Dickinson & Co.	8,000	1,232,720
C.R. Bard, Inc.	5,500	1,041,920
Express Scripts Holding Co. (a)	12,000	1,048,920
Johnson & Johnson, Inc.	12,000	1,232,640
Medtronic PLC	12,500	961,500
Merck & Co., Inc.	11,100	586,302
Mettler-Toledo International, Inc. (a)	2,200	746,086
Quintiles Transnational Holdings, Inc. (a)	10,000	686,600
Stryker Corp.	9,000	836,460
Waters Corp. (a)	6,000	807,480

		10,078,828

Industrials (9.8%)
3M Co.	8,000	1,205,120
Deere & Co.	9,000	686,430
Donaldson Co., Inc.	12,000	343,920
Emerson Electric Co.	14,000	669,620
Hubbell, Inc. (a)	6,000	606,240
Illinois Tool Works, Inc.	11,000	1,019,480
Lincoln Electric Holdings, Inc.	10,500	544,845
Sensata Technologies Holding NV (a)	11,000	506,660
Union Pacific Corp.	9,000	703,800
United Parcel Service, Inc., Class B	9,000	866,070
W.W. Grainger, Inc.	5,000	1,012,950

		8,165,135

Information Technology (13.8%)
Accenture PLC, Class A	9,500	992,750
Alphabet, Inc., Class A (a)	900	700,209
Alphabet, Inc., Class C (a)	1,102	836,286
Apple, Inc.	15,000	1,578,900
Automatic Data Processing, Inc.	11,000	931,920
Cisco Systems, Inc.	33,000	896,115
Cognizant Technology Solutions Corp., Class A (a)	10,000	600,200
EMC Corp.	25,000	642,000
International Business Machines Corp.	2,000	275,240
Microsoft Corp.	31,000	1,719,880
Oracle Corp.	23,000	840,190
QUALCOMM, Inc.	14,000	699,790
Visa, Inc.	12,000	930,600

		11,644,080

Materials (2.5%)
AptarGroup, Inc.	12,000	871,800
PPG Industries, Inc.	6,000	592,920
Praxair, Inc.	6,000	614,400

		2,079,120

Utilities (1.5%)
Consolidated Edison, Inc.	10,000	642,700
Eversource Energy	12,000	612,840

		1,255,540

TOTAL COMMON STOCKS (Cost $40,848,655)		61,282,296

CORPORATE BONDS (4.8%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Banks (0.3%)
KFW, 1.88%, 11/30/20	250,000	249,136

Consumer Discretionary (0.2%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	207,812

Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	159,698

Financials (2.3%)
American Express Co., 2.65%, 12/2/22	287,000	278,470
American Express Co., 7.00%, 3/19/18	250,000	277,392
Calvert Social Investment Foundation, Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	247,768
International Finance Corp., 0.63%, 11/15/16	250,000	249,324
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	252,603
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	305,114
North American Development Bank, 4.38%, 2/11/20	100,000	107,773

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Asset Management Fund December 31, 2015 (Unaudited)

CORPORATE BONDS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Financials, continued
Wachovia Corp., 5.75%, 6/15/17	100,000	105,883

		1,899,327

Health Care (0.5%)
Becton, Dickinson & Co., 3.13%, 11/8/21	250,000	252,435
Merck & Co., Inc., 3.88%, 1/15/21 , Callable 10/15/20 @ 100	150,000	160,919

		413,354

Industrials (0.1%)

Hubbell, Inc., 3.63%, 11/15/22	75,000	77,244

Information Technology (1.1%)
Apple, Inc., 2.85%, 5/6/21	350,000	358,700
Oracle Corp., 3.40%, 7/8/24 , Callable 4/8/24 @ 100	300,000	304,963
Oracle Corp., 5.75%, 4/15/18	200,000	218,297

		881,960

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	106,951

TOTAL CORPORATE BONDS (Cost $3,871,584)		3,995,482

MUNICIPAL BONDS (0.7%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Illinois (0.2%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 2/16/16 @ 100	200,000	200,224

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100, Prerefunded 3/15/16 @ 100	150,000	151,229

Wisconsin (0.3%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	269,970

TOTAL MUNICIPAL BONDS (Cost $601,227)		621,423

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (18.8%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Federal Farm Credit Bank
2.60%, 10/6/22	250,000	251,731
2.75%, 7/16/27	250,000	246,043
2.85%, 3/2/28	750,000	734,414
5.38%, 11/10/20	250,000	286,894

		1,519,082

Federal Home Loan Bank
0.63%, 12/28/16	250,000	249,489
2.50%, 3/11/22	200,000	204,007
2.88%, 6/14/24	1,000,000	1,027,914
2.88%, 9/13/24	1,000,000	1,022,367
3.25%, 6/9/23	850,000	904,873
5.25%, 12/11/20	200,000	231,377
5.25%, 8/15/22	1,000,000	1,185,311
5.50%, 7/15/36	700,000	911,112

		5,736,450

Federal Home Loan Mortgage Corporation
1.00%, 3/8/17	1,000,000	1,001,005
2.38%, 1/13/22	2,750,000	2,790,546

		3,791,551

Federal National Mortgage Association
0.88%, 12/20/17	1,000,000	995,492
1.75%, 11/26/19	500,000	502,850
2.63%, 9/6/24	1,000,000	1,011,730

		2,510,072

Government National Mortgage Association
4.00%, 9/15/40	80,398	85,356
4.00%, 9/15/41	310,018	329,351
6.50%, 5/15/32	21,489	24,609

		439,316

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	263,818	265,802
1.25%, 7/15/20	1,363,238	1,418,912

		1,684,714

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,356,759)		15,681,185

INVESTMENT COMPANIES (3.3%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (c)	2,724,488	2,724,488

TOTAL INVESTMENT COMPANIES (Cost $2,724,488)		2,724,488

Total Investments (Cost $63,402,713)(d) — 100.9%		84,304,874
Liabilities in excess of other assets — (0.9)%		(720,475)

NET ASSETS — 100.0%		$83,584,399

(a)	Non-income producing security.
(b)	Illiquid Security.
(c)	Rate disclosed is the seven day yield as of December 31, 2015.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Equity Fund December 31, 2015 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.7%)
Advance Auto Parts, Inc.	11,000	1,655,610
Autoliv, Inc.	9,000	1,122,930
Dollar General Corp.	20,000	1,437,400
McDonald’s Corp.	15,000	1,772,100
NIKE, Inc., Class B	56,000	3,500,000
Nordstrom, Inc.	28,000	1,394,680
Omnicom Group, Inc.	36,000	2,723,760
Ross Stores, Inc.	46,000	2,475,260
The TJX Cos., Inc.	3,000	212,730
Time Warner Cable, Inc.	13,000	2,412,670

		18,707,140

Consumer Staples (12.7%)
Church & Dwight Co., Inc.	15,000	1,273,200
Colgate-Palmolive Co.	36,000	2,398,320
Costco Wholesale Corp.	20,000	3,230,000
CVS Health Corp.	18,800	1,838,076
General Mills, Inc.	40,000	2,306,400
PepsiCo, Inc.	30,000	2,997,600
Procter & Gamble Co.	30,000	2,382,300
Reckitt Benckiser Group PLC, Sponsored ADR	120,000	2,248,800

		18,674,696

Energy (4.0%)
Apache Corp.	31,000	1,378,570
ConocoPhillips	58,000	2,708,020
Oceaneering International, Inc.	47,500	1,782,200

		5,868,790

Financials (15.6%)
ACE Ltd.	12,000	1,402,200
American Express Co.	20,000	1,391,000
BB&T Corp.	5,000	189,050
Chubb Corp.	12,000	1,591,680
Cincinnati Financial Corp.	50,000	2,958,500
Comerica, Inc.	30,000	1,254,900
JPMorgan Chase & Co.	30,000	1,980,900
Northern Trust Corp.	15,000	1,081,350
PNC Financial Services Group, Inc.	24,000	2,287,440
State Street Corp.	22,000	1,459,920
T. Rowe Price Group, Inc.	38,000	2,716,620
U.S. Bancorp	55,000	2,346,850
Wells Fargo & Co.	40,000	2,174,400

		22,834,810

Health Care (16.6%)
Abbott Laboratories	30,000	1,347,300
Becton, Dickinson & Co.	19,000	2,927,710
C.R. Bard, Inc.	13,000	2,462,720
DENTSPLY International, Inc.	23,000	1,399,550
Express Scripts Holding Co. (a)	32,000	2,797,120
Johnson & Johnson, Inc.	28,000	2,876,160
Medtronic PLC	28,000	2,153,760
Merck & Co., Inc.	25,000	1,320,500
Mettler-Toledo International, Inc. (a)	5,400	1,831,302
Quintiles Transnational Holdings, Inc. (a)	23,000	1,579,180
Stryker Corp.	20,000	1,858,800
Waters Corp. (a)	13,000	1,749,540

		24,303,642

Industrials (13.0%)
3M Co.	18,000	2,711,520
Deere & Co.	18,000	1,372,860
Donaldson Co., Inc.	25,000	716,500
Emerson Electric Co.	36,000	1,721,880
Hubbell, Inc. (a)	13,000	1,313,520
Illinois Tool Works, Inc.	23,000	2,131,640
Lincoln Electric Holdings, Inc.	26,000	1,349,140
Sensata Technologies Holding NV (a)	28,000	1,289,680
Union Pacific Corp.	25,000	1,955,000
United Parcel Service, Inc., Class B	19,000	1,828,370
W.W. Grainger, Inc.	13,000	2,633,670

		19,023,780

Information Technology (18.8%)
Accenture PLC, Class A	28,000	2,926,001
Alphabet, Inc., Class A (a)	2,500	1,945,025
Alphabet, Inc., Class C (a)	2,907	2,206,064
Apple, Inc.	36,000	3,789,360
Automatic Data Processing, Inc.	22,000	1,863,840
Cisco Systems, Inc.	72,000	1,955,160
Cognizant Technology Solutions Corp., Class A (a)	17,000	1,020,340
EMC Corp.	45,000	1,155,600
International Business Machines Corp.	2,000	275,240
Microsoft Corp.	77,000	4,271,960
Oracle Corp.	60,000	2,191,800
QUALCOMM, Inc.	34,000	1,699,490
Visa, Inc.	30,000	2,326,500

		27,626,380

Materials (3.2%)
AptarGroup, Inc.	25,000	1,816,250
PPG Industries, Inc.	16,000	1,581,120
Praxair, Inc.	13,000	1,331,200

		4,728,570

Utilities (2.1%)
Consolidated Edison, Inc.	25,000	1,606,750
Eversource Energy	30,000	1,532,100

		3,138,850

TOTAL COMMON STOCKS (Cost $93,041,306)		144,906,658

INVESTMENT COMPANIES (2.1%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	3,074,565	3,074,565

TOTAL INVESTMENT COMPANIES (Cost $3,074,565)		3,074,565

Total Investments (Cost $96,115,871)(c) — 100.8%		147,981,223
Liabilities in excess of other assets — (0.8)%		(1,245,288)

NET ASSETS — 100.0%		$146,735,935

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Midcap Fund December 31, 2015 (Unaudited)

COMMON STOCKS (98.3%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (15.1%)
Advance Auto Parts, Inc.	3,000	451,530
Autoliv, Inc.	3,500	436,695
Dollar General Corp.	6,000	431,220
Hasbro, Inc.	6,000	404,160
LKQ Corp. (a)	11,000	325,930
Nordstrom, Inc.	8,550	425,876
Omnicom Group, Inc.	10,000	756,600
O’Reilly Automotive, Inc. (a)	1,925	487,833
Ross Stores, Inc.	12,150	653,791
Sally Beauty Holdings, Inc. (a)	16,000	446,240
Williams Sonoma, Inc.	4,750	277,448

		5,097,323

Consumer Staples (8.9%)
Campbell Soup Co.	7,200	378,360
Church & Dwight Co., Inc.	8,600	729,968
McCormick & Co., Inc.	6,650	568,974
The Clorox Co.	5,275	669,028
The Hershey Co.	3,750	334,763
Whole Foods Market, Inc.	10,000	335,000

		3,016,093

Energy (3.1%)
Cabot Oil & Gas Corp.	6,250	110,563
Dril-Quip, Inc. (a)	5,000	296,149
Energen Corp.	4,400	180,356
FMC Technologies, Inc. (a)	7,950	230,630
Oceaneering International, Inc.	6,400	240,128

		1,057,826

Financials (19.0%)
BOK Financial Corp.	4,925	294,466
Brown & Brown, Inc.	11,000	353,100
Cincinnati Financial Corp.	10,100	597,617
Commerce Bancshares, Inc.	7,388	314,285
Cullen/Frost Bankers, Inc.	4,400	264,000
Digital Realty Trust, Inc. (REIT)	4,425	334,619
Discover Financial Services	6,050	324,401
East West Bancorp, Inc.	7,100	295,076
Eaton Vance Corp.	9,125	295,924
FactSet Research Systems, Inc.	3,400	552,738
Jones Lang LaSalle, Inc.	2,850	455,601
Moody’s Corp.	3,400	341,156
Northern Trust Corp.	9,375	675,843
SEI Investments Co.	8,725	457,190
Signature Bank (a)	1,800	276,066
T. Rowe Price Group, Inc.	7,750	554,048

		6,386,130

Health Care (14.0%)
C.R. Bard, Inc.	2,950	558,848
DENTSPLY International, Inc.	5,500	334,675
Laboratory Corp. of America Holdings (a)	3,500	432,740
MEDNAX, Inc. (a)	3,925	281,266
Mettler-Toledo International, Inc. (a)	1,700	576,521
Quintiles Transnational Holdings, Inc. (a)	4,675	320,986
ResMed, Inc.	4,425	237,578
St. Jude Medical, Inc.	6,600	407,682
The Cooper Companies, Inc.	3,300	442,860
Varian Medical Systems, Inc. (a)	3,650	294,920
Waters Corp. (a)	3,650	491,217
Zimmer Biomet Holdings, Inc.	3,175	325,723

		4,705,016

Industrials (13.5%)
AMETEK, Inc.	9,000	482,310
Donaldson Co., Inc.	12,000	343,920
Dover Corp.	3,175	194,659
Genesee & Wyoming, Inc., Class A (a)	4,800	257,712
Graco, Inc.	3,500	252,245
Hubbell, Inc. (a)	5,100	515,304
IDEX Corp.	4,775	365,813
Lincoln Electric Holdings, Inc.	6,300	326,907
Nordson Corp.	5,425	348,014
Sensata Technologies Holding NV (a)	7,500	345,450
W.W. Grainger, Inc.	3,000	607,770
Wabtec Corp.	7,175	510,286

		4,550,390

Information Technology (13.2%)
Amdocs Ltd.	8,750	477,487
Check Point Software Technologies Ltd. (a)	5,500	447,589
Citrix Systems, Inc. (a)	5,150	389,598
DST Systems, Inc.	2,175	248,081
F5 Networks, Inc. (a)	4,450	431,472
Fiserv, Inc. (a)	2,650	242,369
IPG Photonics Corp. (a)	3,725	332,121
Juniper Networks, Inc.	12,000	331,200
NetApp, Inc.	7,750	205,608
Paychex, Inc.	7,875	416,508
Syntel, Inc. (a)	8,850	400,463
Teradata Corp. (a)	8,650	228,533
The Western Union Co.	17,200	308,052

		4,459,081

Materials (6.4%)
AptarGroup, Inc.	8,000	581,199
Avery Dennison Corp.	7,725	484,049
Ball Corp.	5,975	434,562
International Flavors & Fragrances, Inc.	5,425	649,047

		2,148,857

Utilities (5.1%)
American Water Works Co., Inc.	4,350	259,913
Consolidated Edison, Inc.	5,050	324,564
Eversource Energy	7,833	400,031
ONE Gas, Inc.	8,000	401,359
Questar Corp.	17,500	340,900

		1,726,767

TOTAL COMMON STOCKS (Cost $25,859,643)		33,147,483

INVESTMENT COMPANIES (1.7%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	583,180	583,180

TOTAL INVESTMENT COMPANIES (Cost $583,180)		583,180

Total Investments (Cost $26,442,823)(c) — 100.0%		33,730,663
Other assets in excess of liabilities — 0.0%		4,759

NET ASSETS — 100.0%		$33,735,422

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Midcap Fund December 31, 2015 (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund December 31, 2015 (Unaudited)

COMMON STOCKS (98.9%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.9%)
Big Lots, Inc.	6,625	255,328
Cheesecake Factory, Inc.	6,125	282,424
Choice Hotels International, Inc.	4,900	247,009
Dorman Products, Inc. (a)	6,000	284,820
DSW, Inc., Class A	7,975	190,284
Fossil Group, Inc. (a)	4,100	149,896
Gentherm, Inc. (a)	4,300	203,820
Interval Leisure Group, Inc.	6,300	98,343
Sally Beauty Holdings, Inc. (a)	9,225	257,285
Tenneco, Inc. (a)	4,300	197,413
Texas Roadhouse, Inc.	11,125	397,941
The Cato Corp., Class A	5,300	195,146
Tupperware Brands Corp.	1,925	107,126
Vitamin Shoppe, Inc. (a)	7,900	258,330
Williams Sonoma, Inc.	5,050	294,970
Wolverine World Wide, Inc.	7,550	126,161

		3,546,296

Consumer Staples (1.8%)
Flowers Foods, Inc.	15,200	326,648
United Natural Foods, Inc. (a)	4,400	173,184

		499,832

Energy (2.8%)
Dril-Quip, Inc. (a)	1,900	112,537
FMC Technologies, Inc. (a)	5,500	159,555
Forum Energy Technologies, Inc. (a)	15,050	187,523
Oceaneering International, Inc.	4,550	170,716
RPC, Inc.	12,675	151,466

		781,797

Financials (25.6%)
Artisan Partners Asset Management, Inc.	5,200	187,512
Bank of Hawaii Corp.	5,575	350,667
BOK Financial Corp.	1,850	110,612
Brown & Brown, Inc.	7,275	233,528
Cincinnati Financial Corp.	5,200	307,683
Cohen & Steers, Inc.	7,075	215,646
Commerce Bancshares, Inc.	6,607	281,062
CoreSite Realty Corp. (REIT)	6,400	363,008
Cullen/Frost Bankers, Inc.	1,850	111,000
Digital Realty Trust, Inc. (REIT)	5,100	385,662
East West Bancorp, Inc.	8,625	358,454
Eaton Vance Corp.	10,900	353,487
Encore Capital Group, Inc. (a)	8,250	239,910
Everest Re Group Ltd.	900	164,781
FactSet Research Systems, Inc.	2,050	333,269
Horace Mann Educators Corp.	5,475	181,661
Jones Lang LaSalle, Inc.	3,300	527,538
MarketAxess Holdings, Inc.	2,150	239,919
National Health Investors, Inc.	3,700	225,219
SEI Investments Co.	7,750	406,099
Signature Bank (a)	2,775	425,601
SVB Financial Group (a)	2,750	326,975
Tanger Factory Outlet Centers, Inc. (REIT)	11,325	370,328
Texas Capital Bancshares, Inc. (a)	3,300	163,086
UMB Financial Corp.	4,550	211,803

		7,074,510

Health Care (13.6%)
Air Methods Corp. (a)	3,375	141,514
Anika Therapeutics, Inc. (a)	5,575	212,742
Bruker Corp. (a)	11,500	279,105
Chemed Corp.	1,050	157,290
DENTSPLY International, Inc.	6,075	369,663
Haemonetics Corp. (a)	4,550	146,692
Masimo Corp. (a)	4,450	184,720
MEDNAX, Inc. (a)	4,625	331,427
Mettler-Toledo International, Inc. (a)	1,300	440,869
Owens & Minor, Inc.	4,300	154,714
Quintiles Transnational Holdings, Inc. (a)	4,025	276,357
ResMed, Inc.	2,825	151,674
STERIS PLC	3,800	286,292
The Cooper Companies, Inc.	1,950	261,690
Varian Medical Systems, Inc. (a)	2,675	216,140
West Pharmaceutical Services, Inc.	2,250	135,495

		3,746,384

Industrials (15.0%)
Applied Industrial Technologies, Inc.	5,200	210,548
Chart Industries, Inc. (a)	3,800	68,248
CLARCOR, Inc.	4,175	207,414
Donaldson Co., Inc.	9,650	276,569
Franklin Electric Co., Inc.	5,175	139,880
Genesee & Wyoming, Inc., Class A (a)	3,200	171,808
Hub Group, Inc., Class A (a)	4,300	141,685
Hubbell, Inc. (a)	3,525	356,166
IDEX Corp.	2,700	206,847
Lincoln Electric Holdings, Inc.	4,100	212,749
Lindsay Corp.	1,925	139,370
Nordson Corp.	4,200	269,430
Sensata Technologies Holding NV (a)	4,675	215,331
The Middleby Corp. (a)	3,475	374,848
The Toro Co.	3,300	241,131
UniFirst Corp.	3,325	346,465
Valmont Industries, Inc.	1,850	196,137
Wabtec Corp.	3,700	263,144
Watts Water Technologies, Inc., Class A	2,275	112,999

		4,150,769

Information Technology (16.9%)
Amdocs Ltd.	4,950	270,121
Coherent, Inc. (a)	1,950	126,965
CommVault Systems, Inc. (a)	3,275	128,871
DST Systems, Inc.	1,800	205,308
ExlService Holdings, Inc. (a)	4,400	197,692
F5 Networks, Inc. (a)	3,225	312,695
InterDigital, Inc.	3,550	174,092
IPG Photonics Corp. (a)	5,850	521,586
NetApp, Inc.	4,125	109,436
NETGEAR, Inc. (a)	5,175	216,884
Plantronics, Inc.	5,625	266,738
Polycom, Inc. (a)	16,350	205,847
Power Integrations, Inc.	2,775	134,948
Synaptics, Inc. (a)	2,425	194,825
Syntel, Inc. (a)	9,575	433,268
Tech Data Corp. (a)	2,950	195,821
Teradata Corp. (a)	10,100	266,842
The Western Union Co.	14,825	265,516
Ubiquiti Networks, Inc. (a)	5,850	185,387
WEX, Inc. (a)	2,900	256,360

		4,669,202

Materials (5.6%)
AptarGroup, Inc.	5,200	377,780
Avery Dennison Corp.	2,375	148,818
Calgon Carbon Corp.	15,600	269,100
International Flavors & Fragrances, Inc.	2,350	281,153
Minerals Technologies, Inc.	5,025	230,447

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden SMID Cap Innovations Fund December 31, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Materials, continued
Silgan Holdings, Inc.	4,200	225,624

		1,532,922

Utilities (4.7%)
American States Water Co.	5,625	235,969
American Water Works Co., Inc.	3,725	222,569
New Jersey Resources Corp.	5,075	167,272
ONE Gas, Inc.	7,500	376,275
Questar Corp.	14,850	289,278

		1,291,363

TOTAL COMMON STOCKS (Cost $25,128,532)		27,293,075

INVESTMENT COMPANIES (1.1%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	306,101	306,101

TOTAL INVESTMENT COMPANIES (Cost $306,101)		306,101

Total Investments (Cost $25,434,633)(c) — 100.0%		27,599,176
Other assets in excess of liabilities — 0.0%		8,157

NET ASSETS — 100.0%		$ 27,607,333

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund December 31, 2015 (Unaudited)

COMMON STOCKS (99.8%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (14.8%)
Big Lots, Inc.	18,000	693,720
Cheesecake Factory, Inc.	17,100	788,481
Choice Hotels International, Inc.	12,800	645,248
Dorman Products, Inc. (a)	16,900	802,243
DSW, Inc., Class A	22,300	532,078
Fossil Group, Inc. (a)	9,600	350,976
Gentherm, Inc. (a)	13,900	658,860
Hibbett Sports, Inc. (a)	10,500	317,520
Interval Leisure Group, Inc.	25,400	396,494
Sally Beauty Holdings, Inc. (a)	30,000	836,700
Sotheby’s	9,500	244,720
Tenneco, Inc. (a)	13,000	596,830
Texas Roadhouse, Inc.	21,500	769,055
The Cato Corp., Class A	13,300	489,706
Tumi Holdings, Inc. (a)	24,900	414,087
Tupperware Brands Corp.	6,300	350,595
Vitamin Shoppe, Inc. (a)	15,000	490,500
Wolverine World Wide, Inc.	17,600	294,096

		9,671,909

Consumer Staples (1.6%)
Darling Ingredients, Inc. (a)	18,500	194,620
Tootsie Roll Industries, Inc.	6,000	189,540
United Natural Foods, Inc. (a)	16,700	657,312

		1,041,472

Energy (3.2%)
Dril-Quip, Inc. (a)	8,800	521,224
Forum Energy Technologies, Inc. (a)	40,900	509,614
Natural Gas Services Group, Inc. (a)	14,500	323,350
Oceaneering International, Inc.	9,600	360,192
RPC, Inc.	29,200	348,940

		2,063,320

Financials (24.5%)
Artisan Partners Asset Management, Inc.	15,800	569,748
Bank of Hawaii Corp.	20,700	1,302,030
BBCN Bancorp, Inc.	49,400	850,668
Cohen & Steers, Inc.	21,400	652,272
Commerce Bancshares, Inc.	18,273	777,333
CoreSite Realty Corp. (REIT)	21,500	1,219,480
Dime Community Bancshares, Inc.	21,100	369,039
DuPont Fabros Technology, Inc. (REIT)	34,000	1,080,860
Eagle Bancorp, Inc. (a)	11,200	565,264
Eaton Vance Corp.	23,600	765,348
Encore Capital Group, Inc. (a)	24,000	697,920
First NBC Bank Holding Co. (a)	13,000	486,070
Greenhill & Co., Inc.	9,000	257,490
HFF, Inc., Class A	11,000	341,770
Horace Mann Educators Corp.	14,000	464,520
Independent Bank Corp.	13,600	632,672
Infinity Property & Casualty Corp.	6,200	509,826
Lakeland Financial Corp.	5,600	261,072
LPL Financial Holdings, Inc.	7,800	332,670
MarketAxess Holdings, Inc.	4,500	502,155
National Health Investors, Inc.	8,900	541,743
Tanger Factory Outlet Centers, Inc. (REIT)	30,700	1,003,890
Texas Capital Bancshares, Inc. (a)	8,700	429,954
Tompkins Financial Corp.	6,100	342,576
Trustmark Corp.	17,800	410,112
UMB Financial Corp.	13,600	633,080

		15,999,562

Health Care (14.4%)
Air Methods Corp. (a)	15,800	662,494
Anika Therapeutics, Inc. (a)	15,200	580,032
Atrion Corp.	900	343,080
Bio-Techne Corp.	3,600	324,000
Bruker Corp. (a)	35,300	856,731
Cantel Medical Corp.	5,100	316,914
Chemed Corp.	5,000	749,000
Computer Programs & Systems, Inc.	11,900	592,025
CorVel Corp. (a)	6,100	267,912
Ensign Group, Inc.	29,000	656,270
Haemonetics Corp. (a)	17,700	570,648
Masimo Corp. (a)	18,800	780,388
Meridian Bioscience, Inc.	21,000	430,920
Owens & Minor, Inc.	26,000	935,480
U.S. Physical Therapy, Inc.	13,000	697,840
West Pharmaceutical Services, Inc.	10,500	632,310

		9,396,044

Industrials (13.7%)
Applied Industrial Technologies, Inc.	17,000	688,330
Chart Industries, Inc. (a)	14,400	258,624
CLARCOR, Inc.	16,500	819,720
Franklin Electric Co., Inc.	23,400	632,502
Genesee & Wyoming, Inc., Class A (a)	4,900	263,081
Herman Miller, Inc.	18,000	516,600
Hub Group, Inc., Class A (a)	17,800	586,510
Lincoln Electric Holdings, Inc.	9,200	477,388
Lindsay Corp.	6,500	470,600
Team, Inc. (a)	12,500	399,500
Tennant Co.	15,500	872,030
The Toro Co.	8,200	599,174
UniFirst Corp.	10,800	1,125,360
Valmont Industries, Inc.	6,000	636,120
Watts Water Technologies, Inc., Class A	11,100	551,337

		8,896,876

Information Technology (18.1%)
Coherent, Inc. (a)	7,000	455,770
CommVault Systems, Inc. (a)	10,000	393,500
DHI Group, Inc. (a)	54,600	500,682
DST Systems, Inc.	4,625	527,528
ExlService Holdings, Inc. (a)	17,900	804,247
InterDigital, Inc.	10,800	529,632
IPG Photonics Corp. (a)	10,000	891,600
NETGEAR, Inc. (a)	12,700	532,257
NIC, Inc.	27,800	547,104
Plantronics, Inc.	19,900	943,658
Polycom, Inc. (a)	48,800	614,392
Power Integrations, Inc.	13,300	646,779
Synaptics, Inc. (a)	8,800	706,992
Syntel, Inc. (a)	23,300	1,054,325
Tech Data Corp. (a)	9,400	623,972
Teradata Corp. (a)	24,000	634,080
Ubiquiti Networks, Inc. (a)	14,600	462,674
WEX, Inc. (a)	10,300	910,520

		11,779,712

Materials (4.8%)
AptarGroup, Inc.	11,300	820,945
Calgon Carbon Corp.	32,600	562,350
Minerals Technologies, Inc.	12,200	559,492
Quaker Chemical Corp.	7,500	579,450
Silgan Holdings, Inc.	11,000	590,920

		3,113,157

Utilities (4.7%)
American States Water Co.	15,400	646,030

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund December 31, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Utilities, continued
New Jersey Resources Corp.	16,800	553,728
ONE Gas, Inc.	23,000	1,153,910
Questar Corp.	37,800	736,344

		3,090,012

TOTAL COMMON STOCKS (Cost $58,901,705)		65,052,064

Total Investments (Cost $58,901,705)(b) — 99.8%		65,052,064
Other assets in excess of liabilities — 0.2%		105,074

NET ASSETS — 100.0%		$65,157,138

(a)	Non-income producing security.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden International Equity Fund December 31, 2015 (Unaudited)

COMMON STOCKS, CONTINUED (99.2%)
Security Description	Shares	Fair Value ($)

Australia (6.1%)
Australia & New Zealand Banking Group Ltd.	5,000	100,872
Commonwealth Bank of Australia	2,400	148,337
CSL Ltd.	1,060	80,792
Origin Energy Ltd.	15,000	50,727
Telstra Corp. Ltd.	15,075	61,244
Westpac Banking Corp.	5,500	133,283
Woodside Petroleum Ltd.	2,775	57,799

		633,054

Belgium (1.5%)
Colruyt SA	1,515	77,926
Delhaize Group SA	810	78,824

		156,750

Canada (7.3%)
ARC Resources Ltd.	4,290	51,784
Bank of Montreal	1,210	68,288
BCE, Inc.	1,675	64,724
Canadian National Railway Co.	1,225	68,488
Great-West Lifeco, Inc.	2,465	61,523
IGM Financial, Inc.	3,400	86,849
Magna International, Inc.	1,260	51,110
Rogers Communications, Inc., Class B	2,055	70,882
Royal Bank of Canada	2,020	108,264
The Bank of Nova Scotia	1,420	57,447
The Toronto-Dominion Bank	1,725	67,628

		756,987

Denmark (1.5%)
Novo Nordisk A/S	1,520	88,021
Novozymes A/S	1,380	66,084

		154,105

Finland (0.8%)
Kone OYJ	1,880	79,590

		79,590

France (9.1%)
Air Liquide SA	545	61,177
AXA SA	3,360	91,795
Danone SA	1,600	108,103
Dassault Systemes	945	75,524
Essilor International SA	565	70,410
Imerys SA	920	64,255
Legrand SA	1,255	70,980
L’Oreal SA	600	100,909
Publicis Groupe SA	905	60,170
Schneider Electric SE	1,900	107,912
Suez Environnement Co.	3,620	67,697
Technip SA	1,260	62,652

		941,584

Germany (8.9%)
Allianz SE	710	125,140
Beiersdorf AG	830	75,430
Deutsche Boerse AG	1,200	105,467
Fresenius SE & Co. KGaA	1,050	74,784
Fuchs Petrolub SE	1,620	76,270
Hannover Rueck SE	680	77,638
Henkel AG & Co. KGaA	1,000	95,640
Linde AG	370	53,442
Merck KGaA	680	65,829
Muenchener Rueckversicherungs-Gesellschaft AG	380	75,700
SAP AG	1,160	92,037

		917,377

Hong Kong (2.8%)
Hang Lung Properties Ltd.	33,400	75,682
Hang Seng Bank Ltd.	4,420	83,776
Li & Fung Ltd.	86,000	58,163
MTR Corp. Ltd.	15,370	75,897

		293,518

Ireland (1.5%)
Experian PLC	3,780	66,800
Shire PLC	1,300	89,177

		155,977

Israel (0.7%)
Check Point Software Technologies Ltd. (a)	890	72,428

		72,428

Italy (1.6%)
Luxottica Group SpA	1,400	91,218
Snam SpA	13,910	72,586

		163,804

Japan (22.0%)
Astellas Pharma, Inc.	4,750	67,628
Benesse Holdings, Inc.	2,660	76,612
Canon, Inc.	2,475	74,878
Central Japan Railway Co.	415	73,686
Chugai Pharmaceutical Co. Ltd.	2,000	69,722
Daiwa House Industry Co. Ltd.	2,890	83,087
Denso Corp.	1,435	68,581
East Japan Railway Co.	1,225	115,367
Fast Retailing Co. Ltd.	205	71,720
INPEX Corp.	6,875	67,032
KDDI Corp.	4,100	106,492
Mitsubishi Electric Corp.	6,175	64,826
Nippon Telegraph & Telephone Corp.	2,680	106,672
Nitto Denko Corp.	925	67,539
Nomura Research Institute Ltd.	1,980	76,049
NTT DOCOMO, Inc.	4,410	90,467
Oracle Corporation Japan	1,700	79,162
Oriental Land Co. Ltd.	1,125	68,067
Secom Co. Ltd.	1,035	70,150
Sumitomo Mitsui Financial Group, Inc.	2,750	103,802
Terumo Corp.	2,800	86,792
The Chiba Bank Ltd.	13,245	94,001
The Hachijuni Bank Ltd.	9,240	56,556
The Shizuoka Bank Ltd.	10,180	98,738
Tokio Marine Holdings, Inc.	1,650	63,739
Toyota Motor Corp.	1,800	110,856
Yahoo Japan Corp.	18,035	73,320
Yamato Holdings Co. Ltd.	3,475	73,638

		2,259,179

Luxembourg (0.9%)
Tenaris SA	7,400	87,614

		87,614

Netherlands (2.4%)
Akzo Nobel NV	1,400	93,533
Koninklijke Ahold NV	3,640	76,770
Koninklijke Vopak NV	1,900	81,812

		252,115

Norway (0.6%)
Statoil ASA	4,195	58,527

		58,527

Singapore (1.3%)
ComfortDelGro Corp. Ltd.	31,650	67,800

See Notes to Schedules of Portfolio Investments.

Schedule of Portfolio Investments	Walden International Equity Fund December 31, 2015 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Singapore, continued
Singapore Exchange Ltd.	11,680	63,197

		130,997

Spain (2.8%)
Banco Bilbao Vizcaya Argentaria SA	10,610	77,515
Bankinter SA	9,180	65,089
Gas Natural SDG SA	3,140	64,023
Inditex SA	2,430	83,469

		290,096

Sweden (2.3%)
Atlas Copco AB	2,570	63,072
Nordea Bank AB	8,350	91,679
Svenska Handelsbanken AB	6,090	80,940

		235,691

Switzerland (8.5%)
ABB Ltd.	3,395	60,611
Cie Financiere Richemont SA	865	62,087
Givaudan SA	41	74,436
Nestle SA	2,900	215,347
Novartis AG	1,740	149,718
Roche Holding AG	860	238,385
SGS SA	41	77,944

		878,528

United Kingdom (16.6%)
Aberdeen Asset Management PLC	17,600	74,986
Admiral Group PLC	3,090	75,495
Burberry Group PLC	2,820	49,608
Compass Group PLC	6,500	112,618
Croda International PLC	1,620	72,573
easyJet PLC	2,710	69,493
Investec PLC	7,510	52,946
ITV PLC	16,460	67,005
J Sainsbury PLC	17,285	65,815
Johnson Matthey PLC	1,500	58,669
Legal & General Group PLC	17,015	67,130
Marks & Spencer Group PLC	8,310	55,322
National Grid PLC	5,350	73,775
Next PLC	610	65,487
Petrofac Ltd.	5,190	60,869
Reckitt Benckiser Group PLC	1,400	129,519
RELX PLC	4,190	73,883
Schroders PLC	1,430	62,624
Severn Trent PLC	2,120	67,760
Smith & Nephew PLC	4,000	71,278
Smiths Group PLC	4,000	55,308
Unilever PLC	3,570	153,103
WPP PLC	3,030	69,686

		1,704,952

TOTAL COMMON STOCKS (Cost $10,961,626)		10,222,873

INVESTMENT COMPANIES (0.6%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	63,993	63,993

TOTAL INVESTMENT COMPANIES (Cost $63,993)		63,993

Total Investments (Cost $11,025,619)(c) — 99.8%		10,286,866
Other assets in excess of liabilities — 0.2%		16,436

NET ASSETS — 100.0%		$10,303,302

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2015.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of December 31, 2015:

Industry	Percentage of Total Net Assets

Financials	26.0%
Consumer Discretionary	12.6%
Industrials	12.2%
Consumer Staples	11.4%
Health Care	11.2%
Materials	6.7%
Energy	5.6%
Information Technology	5.3%
Telecommunication Services	4.8%
Utilities	3.4%
Investment Companies	0.6%
Other net assets	0.2%

Total	100.0%

See Notes to Schedules of Portfolio Investments.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

1. Security Valuation:

The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2015 in valuing the Funds’ investments based on the three levels defined above:

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Asset Management Fund
Common Stocks[1]	$273,082,443	$—	$273,082,443
Corporate Bonds[1]	—	9,608,484	9,608,484
Municipal Bonds[2]	—	6,020,100	6,020,100
U.S. Government & U.S. Government Agency Obligations	—	58,588,772	58,588,772
Investment Companies	2,166,399	—	2,166,399

Total	275,248,842	74,217,356	349,466,198

Equity Fund
Common Stocks[1]	104,987,488	—	104,987,488
Investment Companies	1,714,843	—	1,714,843

Total	106,702,331	—	106,702,331

Midcap Fund
Common Stocks[1]	45,065,845	—	45,065,845
Investment Companies	1,010,673	—	1,010,673

Total	46,076,518	—	46,076,518

SMID Cap Fund
Common Stocks[1]	5,114,288	—	5,114,288
Investment Companies	96,679	—	96,679

Total	5,210,967	—	5,210,967

Small Cap Fund
Common Stocks[1]	333,674,442	—	333,674,442
Investment Companies	2,802,954	—	2,802,954

Total	336,477,396	—	336,477,396

Walden Asset Management Fund
Common Stocks[1]	61,282,296	—	61,282,296
Corporate Bonds[1]	—	3,995,482	3,995,482
Municipal Bonds[2]	—	621,423	621,423
U.S. Government & U.S. Government Agency Obligations	—	15,681,185	15,681,185
Investment Companies	2,724,488	—	2,724,488

Total	64,006,784	20,298,090	84,304,874

Walden Equity Fund
Common Stocks[1]	144,906,658	—	144,906,658
Investment Companies	3,074,565	—	3,074,565

Total	147,981,223	—	147,981,223

Walden Midcap Fund
Common Stocks[1]	33,147,483	—	33,147,483
Investment Companies	583,180	—	583,180

Total	33,730,663	—	33,730,663

Walden SMID Cap Fund
Common Stocks[1]	27,293,075	—	27,293,075
Investment Companies	306,101	—	306,101

Total	27,599,176	—	27,599,176

Walden Small Cap Fund
Common Stocks[1]	65,052,064	—	65,052,064

Total	65,052,064	—	65,052,064

Walden International Equity Fund
Common Stocks[3]	829,415	9,393,458	10,222,873
Investment Companies	63,993	—	63,993

Total	893,408	9,393,458	10,286,866

1	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
2	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.
3	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015 (Unaudited)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of December 31, 2015, from the valuation input levels used on March 31, 2015. The Funds did not hold any Level 3 securities during the period ended December 31, 2015.

3. Federal Tax Information

At December 31, 2015, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Asset Management Fund	$223,137,708	$129,337,400	$(3,008,910)	$126,328,490
Boston Trust Equity Fund	62,352,907	45,752,317	(1,402,893)	44,349,424
Boston Trust Midcap Fund	31,457,273	15,725,820	(1,106,575)	14,619,245
Boston Trust SMID Cap Fund	4,663,446	898,096	(350,575)	547,521
Boston Trust Small Cap Fund	304,170,363	63,911,795	(31,604,762)	32,307,033
Walden Asset Management Fund	63,441,688	22,240,947	(1,377,761)	20,863,186
Walden Equity Fund	96,122,777	54,521,435	(2,662,989)	51,858,446
Walden Midcap Fund	26,444,439	8,423,540	(1,137,316)	7,286,224
Walden SMID Cap Innovations Fund	25,440,676	4,233,269	(2,074,769)	2,158,500
Walden Small Cap Innovations Fund	58,899,565	12,302,085	(6,149,586)	6,152,499
Walden International Equity Fund	11,025,619	192,790	(931,543)	(738,753)

4. Subsequent Events:

Management evaluated subsequent events through the date these portfolios of investments were issued and concluded no subsequent events required recognition or disclosure in these portfolios of investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini

Lucia Santini, President

Date	February 24, 2016

By (Signature and Title)*	/s/ Jennifer Ellis

Jennifer Ellis, Treasurer

Date	February 24, 2016